Statements Of Changes In Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Stockholders' Equity [Abstract]
Other Comprehensive Income (Loss), Tax	$ 6,186	$ (1,891)	$ 924